Commitments (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Commitments [Line Items]
Depreciation of right-of-use assets	$ (4,297)	$ (3,254)	$ (3,019)
Interest expense on lease liabilities	$ (1,763)	$ (1,382)	$ (1,243)